FAIR VALUE MEASUREMENTS - Fair Value Measurements on a Recurring Basis (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity securities
Listed equity securities	¥ 922,808	¥ 635,017
Wealth management products	443,008	149,844
Private equity funds measured at NAV	184,596	157,476
Debt securities
Listed corporate bonds	179,365
Unlisted subordinated corporate bonds	30,000
Total	1,759,777	942,337
Liabilities
Payable to other investors of consolidated funds measured at NAV	6,578	12,745
Amount due to related parties -Payable to related parties of consolidated funds measured at NAV	4,426
Total	11,004	12,745
Level 1
Equity securities
Listed equity securities	922,808	635,017
Debt securities
Listed corporate bonds	179,365
Total	1,102,173	635,017
Level 2
Equity securities
Wealth management products	443,008	149,844
Debt securities
Total	443,008	¥ 149,844
Level 3
Debt securities
Unlisted subordinated corporate bonds	30,000
Total	¥ 30,000